Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets

Property plant and equipment is carried at cost less accumulated depreciation and impairment. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	4-7 years
Building	20 years

Summary of Amortization Calculated of Intangible Assets on Straight-line Basis

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible assets as follows:

Patents	up to 20 years
Developed Software	5 years
Customer relationship and backlog	7 years
Brand	7 years